Consolidated Statements of Cashflows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
OPERATING ACTIVITIES:
Net income (loss)	$ (3,139,691)	$ 1,368,016	$ 1,609,697	$ (3,576,614)
Adjustments to reconcile net income / loss to net cash used in operating activities:
Adjustment to non-controlling interest	(104,106)	48,503	26,794	(155,080)
Depreciation	3,380	9,935	11,845	21,937
Imputed interest	16,890	16,829	22,500	22,500
Loss(Gain) on lease extinguishment		(151,082)
Loss (gain) on impairment of right-of-use asset			(151,082)
Change in derivative liabilities	759,620	(2,535,936)	(3,297,215)	1,010,737
Amortization of debt discount	108,835	318,315	387,072	303,398
Loss(Gain) on debt forgiveness		(91,923)
Impairment expense				74,509
Shares issued for service	(127,100)			366,475
Shares issued for services - related parties	627,300			143,850
Shares issued for acquisition - related parties	41,000
Loss(Gain) on disposal of fixed assets		(384,429)		(17,177)
Gain on sale of license			(206,546)
Gain on sale of the land			(177,883)
Changes in operating assets and liabilities:
Prepaid expense	32,283	(33,963)	(42,505)	(14,191)
Inventory	9,019	(2,145)	1,852	39,494
Right-of-use asset	88,940	45,499	59,597	96,904
Deposit		(12,925)	(12,925)
Other assets	11,016			(14,684)
Accrued interest	485,737	433,696	609,346	606,886
Accounts payable and accrued expenses	57,015	14,617	(89,375)	43,248
Accounts payable and accrued expenses - Related Parties	239,585	144,587	241,782	148,252
Right-of-use liabilities	(89,960)	(47,322)	(62,080)	(113,153)
Deferred tax liabilities	2,819	4,045	23,327	93,910
Net cash provided by(used in) operating activities	(723,218)	(855,683)	(1,045,799)	(918,799)
INVESTING ACTIVITIES:
Proceeds from sales of fixed assets		693,959	693,959	17,177
Proceeds from sales of business license		193,900	193,900
Cash paid for impairment of right-of-use assets		(75,000)	(75,000)
Purchase of property and equipment	(18,766)
Proceeds from sales of subsidiary's stock	20,650
Net cash provided by investing activities	1,884	812,859	812,859	17,177
FINANCING ACTIVITIES:
Proceeds from convertible notes	872,500	455,000	615,000	370,000
Payments on debt	(115,000)	(370,000)	(370,000)
Net cash provided by financing activities	757,500	85,000	245,000	370,000
NET INCREASE (DECREASE) IN CASH	36,166	42,176	12,061	(531,622)
Effects of currency translation on cash and cash equivalents	(480)	(238)	(1,282)	(16,072)
CASH BEGINNING BALANCE	29,108	18,330	18,330	565,979
CASH ENDING BALANCE	64,794	60,268	29,108	18,330
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid	10,000	28,582	18,582
NON-CASH TRANSACTIONS AFFECTING OPERATING, INVESTING AND FINANCING ACTIVITIES:
Settlement of derivative liabilities		145,625	155,342
Adoption of lease standard ASC 842			24,602	23,738
Initial derivative liability on convertible note payable				213,598
Release of related party accruals and payable		38,329	38,329
Settlement of related party liabilities in excess of net book value of asset distributed				17,052
Preferred stock exchange-related party
Shares issued for services	127,100			$ (366,475)
Shares issued for investment	41,000
Initial lease	142,230
Initial derivatives	388,793
Reinvested interest	$ 195,000